LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Leases
SCHEDULE OF NET LEASE COST AND OTHER SUPPLEMENTAL LEASE INFORMATION

The following table presents net lease cost and other supplemental lease information:

	For the Years Ended
	December 31,
	2024	2023
Lease Costs
Operating lease cost (cost resulting from lease payments)	$173,060	$168,028
Net lease costs	$173,060	$168,028
Operating lease - operating cash flows (fixed payments)	$173,060	$168,028
Operating lease - operating cash flows (liability reduction)	$162,317	$139,328
Non-current leases - right of use assets	$-	$151,447
Current liabilities - operating lease liabilities	$-	$162,317
Non-current liabilities - operating lease liabilities	$-	$-